Annual Fund Operating Expenses - 2045 Retirement Portfolio - 2045 Retirement Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.05%
Other Expenses	2.46%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	2.77%
Fee Waiver and/or Expense Reimbursement	(2.44%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.33%

[1]	The Adviser has contractually agreed beginning as of the inception of the Portfolio to reimburse certain of the Portfolio’s expenses. From inception of the Portfolio through April 30, 2023, the Adviser will reimburse the Portfolio’s expenses to the extent that the Total Annual Portfolio Operating Expenses exceed the Portfolio’s Acquired Portfolio Fees and Expenses plus 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). From May 1, 2023 through the termination of the agreement, the Adviser will reimburse Other Expenses to the extent that Other Expenses exceed 0.10%. This contractual obligation may not be terminated before April 30, 2030, and will continue for each succeeding 12 month period thereafter, unless terminated by either the Investment Company or the Adviser upon proper notice.